Provisions (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Changes in Provisions

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2018		81	5	67	153
Transfer from provision to contract liability	2	—	—	(23)	(23)
Allowance		1	—	7	8
Amounts used		(1)	(1)	(4)	(6)
Unused amounts reversed		—	—	(1)	(1)
Unwinding of discounts		(1)	—	—	(1)
Effects of changes in foreign exchange rates		1	—	1	2
Transfer		—	—	4	4

At June 30, 2018		81	4	51	136

Current		5	2	33	40
Non-Current		76	2	18	96

Total provisions		81	4	51	136

Summary of Legal Claims and Other Costs

Legal claims and other costs

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Maintenance and customer related provisions	10	25
Litigation	36	36
Disease claims	4	3
Other	1	3

Total provisions for legal claims and other costs	51	67